Going Concern (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended		109 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue for the sale of equipment		$ 550,000		$ 550,000	$ 0
Cost of equipment sold		350,000		350,000	0
Gross Profit		200,000		200,000	0
Net loss	$ 22,754,103	358,710	$ 434,052	3,037,466	$ 7,592,784	$ 22,395,393
Working capital deficit	$ 70,491	$ 70,491		$ 757,053		$ 757,053